Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Amounts With Regard To Other Off-Balance-Sheet Instruments) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Commitments To Extend Credit [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 63,405	¥ 62,754
Commercial Letters Of Credit [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	704	682
Commitments To Make Investments [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	94	117
Other [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments		¥ 16